Goodwill, License Cost and Other Intangible Assets - Additional Information (Detail) $ in Millions		12 Months Ended
	Nov. 09, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NZD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 29, 2013 NZD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated goodwill impairments		$ 0		$ 0
Amortization expense		17,800,000		18,000,000	$ 14,900,000
Debt , current		10,705,000		8,796,000
Debt, Non current		496,547,000		$ 591,151,000
Trilogy International Radio Spectrum , LLC | 700 MHz License | NEW ZEALAND
Goodwill and Intangible Assets Disclosure [Abstract]
License purchase price on agreement date		31,200,000				$ 44.0
Trilogy International Radio Spectrum , LLC | 700 MHz License | NEW ZEALAND | License Obligation [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Payment of debt		$ 14,500,000	$ 20.8
Stated interest rate		5.80%
Payment of interest		$ 4,100,000
Trilogy International Radio Spectrum , LLC | 700 MHz License | NEW ZEALAND | License Obligation [Member] | Other current liabilities and accrued expenses
Goodwill and Intangible Assets Disclosure [Abstract]
Debt , current		6,507,000
Trilogy International Radio Spectrum , LLC | 700 MHz License | NEW ZEALAND | License Obligation [Member] | Other non-current liabilities
Goodwill and Intangible Assets Disclosure [Abstract]
Debt, Non current		6,883,000
2degrees | NEW ZEALAND
Goodwill and Intangible Assets Disclosure [Abstract]
Prepayment by 2degrees to TISP to purchase TIRS capital stock	$ 7,400,000	$ 11,000,000